NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
NOTES PAYABLE
Note payable, related party
	December 31, 2012	December 31, 2011
Note payable - related party	$486,250	$561,750
Less: debt discount - related party	—	(50,918)

Note payable - related party, net	$486,250	$510,832

Schedule of Debt [Table Text Block]
	September 30, 2013	December 31, 2012
Total notes payable	$65,269	$82,546
Less: current portion	(23,036)	(23,036)
Long term portion	$42,233	$59,510

	December 31, 2012	December 31, 2011
Total notes payable	$82,546	$—
Less: current portion	(23,036)	—
Long term portion	$59,510	$—